Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	$ 6,000,000
Strengthening of Fertilizers chain	1,200,000
Rehabilitation Plan of the refineries	10,500,000
Contributions A
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery		$ 129,018,286
Strengthening of Fertilizers chain		45,437,539
Rehabilitation Plan of the refineries		13,850,892
Increase in certificates of contribution	17,700,000	$ 188,306,717
January 19
Disclosure of government contributions [line item]
Strengthening of Fertilizers chain	600,000
January 30
Disclosure of government contributions [line item]
Strengthening of Fertilizers chain	600,000
February 23
Disclosure of government contributions [line item]
Construction of the Olmeca Refinery	6,000,000
March 16
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	$ 10,500,000